Summary of significant accounting policies (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($) month day	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 BRL	Dec. 31, 2010 BRL	Dec. 31, 2011 Railroads	Dec. 31, 2011 Buildings	Dec. 31, 2011 Installations	Dec. 31, 2011 Other equipment
Foreign currency transaction and translation
Exchange rates used to translate assets and liabilities				1.8683	1.6662
Foreign currency transactions gain or loss included in Foreign exchange and indexation gains (losses), net	$ (1,382,000,000)	$ 102,000,000	$ 665,000,000
Cash equivalents and short-term investments
Maximum original maturity period to classify instruments as cash equivalents (in days)	90
Minimum maturity period to classify instruments as short-term investments (in days)	91
Maximum maturity period to classify instruments as short-term investments (in days)	360
Non-current assets and liabilities
Minimum period that assets and liabilities are either realizable or due to be classified as non-current (in months)	12
Interest attributed to stockholders' equity
Maximum distributable interest attributable to stockholders equity expressed as percentage of net income	50.00%
Maximum distributable interest attributable to stockholders equity expressed as percentage of retained earnings plus revenue reserves	50.00%
Withholding tax rate on interest distribution to stockholders (as a percent)	15.00%
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)						3.73%	1.50%	4.23%	7.73%